OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income on:
bank deposits	$ 7,014	$ 4,438	$ 1,370
rental deposits	651	636	476
Interest income	7,665	5,074	1,846
Government grants (Note)	1,210	1,322	3,164
Others	620	1,127	1,685
Other income	$ 9,495	$ 7,523	$ 6,695